Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Related Party Transactions Disclosure

8.Related Party Transactions

(a)As at December 31, 2021, the Company owed $441,570 (2020 - $823,132) to the former Chief Executive Officer of the Company, which is non-interest bearing, unsecured, and due on demand.  In addition, included in accounts payable as at December 31, 2021 is $4,216 (December 31, 2020 - $nil) owing to this former Chief Executive Officer.

(b)As at December 31, 2021, the Company owed $nil (2020 - $17,318) to the President, and a company controlled by the President, which was non-interest bearing, unsecured, and due on demand.

(c)During the year ended December 31, 2021, the Company earned $174,635 (2020 - $246,928) in consulting revenues from companies related to the former CEO of the Company. As at December 31, 2021, $2,504 (2020 - $79,863) is receivable.

(d)During the year ended December 31, 2021, the Company paid $9,573 (2020 - $8,947) in consulting fees to the President of the Company for services.

(e)As at December 31, 2021 and 2020 the Company had an equity investment in a company related to the former CEO.  During the year ended December 31, 2020, the value of the investment was reduced to $Nil (Note 11).

(f)As at December 31, 2021, the Company has loans receivable of $75,775 (2020 - $110,910) from a company controlled by the former CEO of the Company, and a company controlled by the President of the Company. (Note 4).